UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-01494

GENERAL ELECTRIC S&S PROGRAM MUTUAL FUND

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 09/30/11

Item 1.	Schedule of Investments.

S&S Program Mutual Fund

Schedule of Investments (dollars in thousands)—September 30, 2011 (unaudited)

Common Stock—98.7% †	Number of Shares	Fair Value
Advertising—1.3%
Omnicom Group Inc.	1,175,496	$43,305

Aerospace & Defense—4.7%
CAE Inc.	1,718,360	16,210
Hexcel Corp.	433,104	9,598	(a)
Honeywell International Inc.	1,555,178	68,288
Rockwell Collins Inc.	470,556	24,827
United Technologies Corp.	480,640	33,818
		152,741

Agricultural Products—0.5%
Archer-Daniels-Midland Co.	664,020	16,474

Air Freight & Logistics—0.9%
FedEx Corp.	238,768	16,160
United Parcel Service Inc.	193,454	12,217
		28,377

Application Software—0.1%
SuccessFactors Inc.	134,397	3,090	(a)

Asset Management & Custody Banks—2.3%
Ameriprise Financial Inc.	409,566	16,120
Invesco Ltd.	1,059,119	16,427
State Street Corp.	1,376,151	44,257	(e)
		76,804

Automotive Retail—0.2%
O’Reilly Automotive Inc.	85,801	5,717	(a)

Biotechnology—4.8%
Amgen Inc.	1,221,741	67,135
Gilead Sciences Inc.	2,335,570	90,620	(a)
		157,755

Brewers—0.3%
Molson Coors Brewing Co.	259,810	10,291

Cable & Satellite—1.1%
DIRECTV	652,426	27,565	(a)
Liberty Global Inc.	192,780	6,672	(a)
Sirius XM Radio Inc.	871,417	1,316	(a)
		35,553

Casinos & Gaming—0.4%
Las Vegas Sands Corp.	332,309	12,741	(a)

Coal & Consumable Fuels—0.1%
Peabody Energy Corp.	87,139	2,952

Communications Equipment—5.1%
Cisco Systems Inc.	5,023,214	77,810
QUALCOMM Inc.	1,845,707	89,757
		167,567

Computer Hardware—5.0%
Apple Inc.	418,392	159,483	(a)
Hewlett-Packard Co.	259,776	5,832
		165,315

Construction & Farm Machinery & Heavy Trucks—0.2%
Deere & Co.	113,359	7,320

Consumer Finance—1.1%
American Express Co.	675,348	30,323
Discover Financial Services	217,855	4,998
		35,321

Data Processing & Outsourced Services—2.8%
The Western Union Co.	1,751,823	26,785
Visa Inc.	768,917	65,912
		92,697

Department Stores—0.3%
Macy’s Inc.	396,494	10,436

Diversified Financial Services—3.3%
Bank of America Corp.	3,313,226	20,277
Citigroup Inc.	104,570	2,679
Comerica Inc.	91,046	2,091
JPMorgan Chase & Co.	2,322,575	69,956
Wells Fargo & Co.	609,992	14,713
		109,716

Diversified Metals & Mining—0.3%
Freeport-McMoRan Copper & Gold Inc.	331,138	10,083

Drug Retail—0.4%
CVS Caremark Corp.	410,978	13,801

Electric Utilities—1.1%
FirstEnergy Corp.	222,213	9,980
ITC Holdings Corp.	98,558	7,631
NextEra Energy Inc.	326,781	17,653
		35,264

Electrical Components & Equipment—0.8%
Cooper Industries PLC	413,923	19,090
Emerson Electric Co.	178,759	7,385
		26,475

Electronic Components—0.1%
Corning Inc.	152,495	1,885

Fertilizers & Agricultural Chemicals—1.3%
Monsanto Co.	637,119	38,253
Potash Corporation of Saskatchewan Inc.	104,570	4,519
		42,772

General Merchandise Stores—2.2%
Target Corp.	1,477,589	72,461

Healthcare Distributors—0.1%
Cardinal Health Inc.	91,499	3,832

Healthcare Equipment—2.9%
Baxter International Inc.	174,286	9,784
Covidien PLC	1,542,300	68,015
ResMed Inc.	557,200	16,042	(a)
		93,841

Healthcare Facilities—0.2%
HCA Holdings Inc.	322,424	6,500	(a)

Healthcare Services—1.8%
Express Scripts Inc.	1,356,143	50,272	(a)
Omnicare Inc.	392,137	9,972
		60,244

Home Building—0.1%
MDC Holdings Inc.	106,640	1,806

Home Improvement Retail—0.7%
Home Depot Inc.	522,852	17,186
Lowe’s Companies Inc.	268,789	5,198
		22,384

Hotels, Resorts & Cruise Lines—0.3%
Carnival Corp.	355,950	10,785

Household Products—1.3%
Clorox Co.	108,925	7,225
The Procter & Gamble Co.	579,492	36,612
		43,837

Independent Power Producers & Energy Traders—0.9%
Calpine Corp.	688,421	9,693	(a)
The AES Corp.	2,026,046	19,774	(a)
		29,467

Industrial Conglomerates—0.2%
Siemens AG ADR	65,400	5,872

Industrial Gases—1.3%
Praxair Inc.	472,294	44,150

Industrial Machinery—0.0%*
Eaton Corp.	37,781	1,341

Integrated Oil & Gas—4.8%
Chevron Corp.	535,923	49,584
Exxon Mobil Corp.	689,026	50,044
Hess Corp.	230,512	12,093
Occidental Petroleum Corp.	250,533	17,913
Suncor Energy Inc.	1,065,129	27,097
		156,731

Integrated Telecommunication Services—1.3%
AT&T Inc.	762,489	21,746
Verizon Communications Inc.	522,850	19,241
		40,987

Internet Retail—0.5%
Amazon.com Inc.	76,239	16,485	(a)

Internet Software & Services—4.5%
Baidu Inc. ADR	504,735	53,961	(a)
Equinix Inc.	323,225	28,712	(a)
Google Inc.	125,679	64,647	(a)
		147,320

Investment Banking & Brokerage—1.3%
The Goldman Sachs Group Inc.	461,913	43,674

IT Consulting & Other Services—2.0%
International Business Machines Corp.	381,475	66,770

Life & Health Insurance—1.0%
MetLife Inc.	300,181	8,408
Prudential Financial Inc.	534,145	25,030
		33,438

Life Sciences Tools & Services—1.2%
PerkinElmer Inc.	799,682	15,362
Thermo Fisher Scientific Inc.	444,422	22,506	(a)
		37,868

Movies & Entertainment—1.7%
News Corp.	174,280	2,696
The Walt Disney Co.	616,092	18,581
Time Warner Inc.	1,107,713	33,198
		54,475

Multi-Line Insurance—0.4%
Hartford Financial Services Group Inc.	723,276	11,674

Multi-Utilities—0.8%
Dominion Resources Inc.	418,280	21,236
Public Service Enterprise Group Inc.	121,999	4,071
		25,307

Oil & Gas Equipment & Services—2.5%
Halliburton Co.	87,140	2,659
National Oilwell Varco Inc.	149,194	7,642
Schlumberger Ltd.	1,184,962	70,778
		81,079

Oil & Gas Exploration & Production—2.3%
Anadarko Petroleum Corp.	596,921	37,636
Apache Corp.	290,446	23,305
Southwestern Energy Co.	433,288	14,441	(a)
		75,382

Oil & Gas Refining & Marketing—0.2%
Marathon Petroleum Corp.	226,568	6,131

Oil & Gas Storage & Transportation—0.7%
El Paso Corp.	1,032,783	18,053
Spectra Energy Corp.	257,068	6,306
		24,359

Packaged Foods & Meats—2.2%
ConAgra Foods Inc.	775,564	18,784
Kraft Foods Inc.	1,442,328	48,433
Nestle S.A. ADR	87,142	4,802
		72,019

Pharmaceuticals—4.3%
Bristol-Myers Squibb Co.	890,458	27,943
Hospira Inc.	188,248	6,965	(a)
Johnson & Johnson	557,707	35,531
Novartis AG ADR	291,925	16,281
Pfizer Inc.	2,178,542	38,517
Teva Pharmaceutical Industries Ltd. ADR	413,923	15,406
		140,643

Property & Casualty Insurance—1.8%
ACE Ltd.	795,604	48,214
Chubb Corp.	261,425	15,683
		63,897

Reinsurance—0.5%
PartnerRe Ltd.	196,100	10,250
RenaissanceRe Holdings Ltd.	104,569	6,671
		16,921

Research & Consulting Services—0.2%
Nielsen Holdings N.V.	261,423	6,818	(a)

Security & Alarm Services—0.5%
Corrections Corporation of America	734,000	16,654	(a)

Semiconductors—1.3%
Altera Corp.	188,955	5,958
Intel Corp.	522,849	11,152
Microchip Technology Inc.	217,855	6,777
Texas Instruments Inc.	676,472	18,028
		41,915

Soft Drinks—2.7%
PepsiCo Inc.	1,413,094	87,470

Specialized Finance—1.3%
CME Group Inc.	169,925	41,870

Specialty Chemicals—0.1%
Celanese Corp.	65,356	2,126

Specialty Stores—0.4%
Dick’s Sporting Goods Inc.	348,567	11,663	(a)

Steel—1.5%
Allegheny Technologies Inc.	1,287,512	47,625

Systems Software—3.9%
Microsoft Corp.	2,743,604	68,288
Oracle Corp.	2,055,820	59,084
		127,372

Wireless Telecommunication Services—2.3%
American Tower Corp.	714,938	38,464	(a)
NII Holdings Inc.	1,406,567	37,907	(a)
		76,371
Total Common Stock (Cost $3,286,754)		3,236,016

		Principal Amount
Short-Term Investments—1.8%

Repurchase Agreements—1.8%
State Street Corp.
0.01% dated 9/30/11 to be repurchased at $56,619,456 on 10/3/11 collateralized by $57,754,775 U.S. Government Agency Bond 0.09% maturing 9/12/14	10/03/11	$56,619	$56,619	(e)
(Cost $56,619)

Total Investments			3,292,635
(Cost $3,343,373)

Liabilities in Excess of Other Assets, net—(0.5)%			(15,449)

NET ASSETS —100.0%			$3,277,186

Notes to Schedules of Investments (dollars in thousands)—September 30, 2011 (unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Funds have bought and the diversity of areas in which the Funds may invest as of a particular date. It may not be representative of the Funds’ current or future investments and should not be construed as a recommendation to purchase or sell a particular security. See the supplemental disclosure for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, these securities amounted to $233,810 or 8.67% of the net assets of the GE S&S Income Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees.

(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)	Coupon amount represents effective yield.

(e)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(f)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(g)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(h)	At September 30, 2011, all or a portion of this security is reserved and/or pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA’s.

(i)	Variable or floating rate security. The stated rate represents the rate at September 30, 2011.

(j)	Step coupon bond. Security becomes interest bearing at a future date.

(k)	GEAM, the investment adviser of the Fund, also serves as investment adviser of the GEI Investment Fund.

(l)	Securities in default.

(m)	Illiquid Securities at September 30, 2011, these securities amounted to $3,550 or 0.13% of net assets for the GE S&S Income Fund. These securities have been determined to be illiquid using procedures established by the Fund’s Board of Trustees.

(n)	Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest payments are based.

†	Percentages are based on net assets as of September 30, 2011.
*	Less than 0.05%
**	Par value is less than $500.

Abbreviations:

ADR	American Depository Receipt

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To be announced

Securities Valuation

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement

The following section describes the valuation methodologies the Funds use to measure different financial investments at fair value.

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, Level 1 securities primarily include publicly-traded equity securities which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Municipal obligations are valued at the quoted bid prices, when available. The pricing vendor uses various pricing models for each asset class that are consistent with what other market participants would use. The inputs and assumptions to the model of the pricing vendor are derived from market observable sources including: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing vendor uses available information as applicable such as benchmark curves, benchmarking of like securities, sector groupings, and matrix pricing. The pricing vendor considers all available market observable inputs in determining the evaluation for a security. Thus, certain securities may not be priced using quoted prices, but rather determined from market observable information. These investments are included in Level 2 and primarily comprise our portfolio of corporate fixed income, government, mortgage and asset-backed securities.

In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing vendors may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances we classify the investment securities in Level 3.

The Funds use non-binding broker quotes as the primary basis for valuation when there is limited, or no, relevant market activity for a specific investment or for other investments that share similar characteristics. The Funds have not adjusted the prices obtained. Investment securities priced using non-binding broker quotes are included in Level 3. As is the case with the primary pricing vendor, third-party brokers do not provide access to their proprietary valuation models, inputs and assumptions. Accordingly, GEAM conducts internal reviews of pricing for all such investment securities periodically to ensure reasonableness of valuations used in the Funds’ financial statements. These reviews are designed to identify prices that appear stale, those that have changed significantly from prior valuations, and other anomalies that may indicate that a price may not be accurate. Based on the information available, GEAM believes that the fair values provided by the brokers are representative of prices that would be received to sell the assets at the measurement date (exit prices).

Short-term securities of sufficient credit quality held by a fund with remaining maturities of 60 days or less at time of purchase are valued on the basis of amortized cost which approximates market value and these are included in Level 2.

A Fund’s written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price and those are also included in Level 2.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Trustees that are designed to establish its “fair” value. These securities would be classified in Level 3. Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the NYSE. In these circumstances the Fund classifies the investment securities in Level 2. This independent fair value pricing service uses a model to identify affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

Portfolio securities may be valued using techniques other than market quotations, under the circumstances described above. The value established for a portfolio security may be different than what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Funds could sell a portfolio security for the value established for it at any time and it is possible that the Funds would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in Total Investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Funds use closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Fair value determinations are required for securities whose value is affected by a significant event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s NAV.

The following tables present the Funds’ investments measured at fair value on a recurring basis at September 30, 2011:

(Dollars in Thousands)

Fund	Investments	Level 1	Level 2	Level 3	Total
GE S&S Program Mutual Fund	Investments in Securities †
	Common Stock	$3,236,016	$—	$—	$3,236,016
	Short-Term Investments	—	56,619	—	56,619

	Total Investments in Securities	$3,236,016	$56,619	$—	$3,292,635

†	See Schedule of Investments for Industry Classification

INCOME TAXES

At September 30, 2011, information on the tax components of capital is as follows (Dollars in Thousands):

Fund	Cost of investment for Tax purposes	Gross Tax appreciation	Gross Tax depreciation	Net Tax appreciation / (depreciation)
GE S&S Program Mutual Fund	$3,464,276	$131,704	$(303,345)	$(171,641)

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Electric S&S Program Mutual Fund

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: November 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: November 22, 2011

By:	/S/ ARTHUR A. JENSEN
ARTHUR A. JENSEN
Treasurer, GE S&S Funds

Date: November 22, 2011